SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (Details) $ in Millions	Dec. 31, 2017 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 1,690
Fair Value	1,755
Carrying Value	1,716
U.S. Treasury, government and agency
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	232
Fair Value	232
Carrying Value	232
States and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	5
Fair Value	5
Carrying Value	5
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	209
Fair Value	212
Carrying Value	212
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	963
Fair Value	986
Carrying Value	986
Asset-backed
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	12
Fair Value	12
Carrying Value	12
Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	4
Fair Value	4
Carrying Value	4
Fixed Maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,425
Fair Value	1,451
Carrying Value	1,451
Mortgage loans on real estate
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	17
Fair Value	17
Carrying Value	17
Policy Loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	185
Fair Value	224
Carrying Value	185
Other Invested Assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	63
Fair Value	63
Carrying Value	$ 63